Utility Plant and Leases (Tables)	12 Months Ended
Dec. 31, 2019
Regulated Operations [Abstract]
Schedule of Net Utility Plant
Net utility plant as of December 31, 2019 and 2018 was as follows:

	December 31,
(Thousands of dollars)	2019	2018
Gas plant:
Storage	$100,908	$26,825
Transmission	391,864	386,159
Distribution	6,581,043	6,049,380
General	467,274	416,643
Software and software-related intangibles	256,299	241,158
Other	15,833	14,074
	7,813,221	7,134,239
Less: accumulated depreciation and amortization	(2,313,050)	(2,234,029)
Construction work in progress	185,026	193,028
Net utility plant	$5,685,197	$5,093,238

Schedule of Depreciation and Amortization Expense	Depreciation and amortization expense on gas plant, including intangibles, was as follows:

(Thousands of dollars)	2019	2018	2017
Depreciation and amortization expense	$197,358	$185,719	$187,075

Components of Lease Expense, and Supplemental Cash Flow Information Related to Leases
The components of lease expense were as follows:

(Thousands of dollars)	Year Ended December 31, 2019
Southwest:
Operating lease cost	$1,531

Centuri:
Operating lease cost	$12,235

Finance lease cost:
Amortization of ROU assets	$137
Interest on lease liabilities	34
Total finance lease cost	171
Short-term lease cost	16,217
Total lease cost - Southwest Gas Holdings, Inc.	$30,154
Supplemental cash flow information related to leases for the year ended December 31, 2019 was as follows:

(Thousands of dollars)	Southwest	Centuri	Consolidated Total
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,278	$11,166	$12,444
Operating cash flows from finance leases	—	33	33
Financing cash flows from finance leases	—	212	212

ROU assets obtained in exchange for lease obligations:
Operating leases	$862	$23,825	$24,687
Finance leases	—	13,839	13,839

Supplemental Information Related to Leases Included in Balance Sheet
Supplemental information related to leases, including location in the Consolidated Balance Sheets, is as follows:

(Thousands of dollars)	December 31, 2019
Southwest:
Operating leases:
Net utility plant	$1,443

Other current liabilities	$723
Other deferred credits and other long-term liabilities	730
Total operating lease liabilities	$1,453

Weighted average remaining lease term (in years)	2.88
Weighted average discount rate	3.18%

Centuri:
Operating leases:
Other property and investments	$78,954

Other current liabilities	8,851
Other deferred credits and other long-term liabilities	73,323
Total operating lease liabilities	$82,174

Finance leases:
Other property and investments	$14,264

Other current liabilities	$13,769
Other deferred credits and other long-term liabilities	355
Total finance lease liabilities	$14,124

Weighted average remaining lease term (in years)
Operating leases	10.25
Finance leases	2.13

Weighted average discount rate
Operating leases	4.03%
Finance leases	6.10%

Schedule of Maturities of Operating Lease Liabilities
The following are schedules of maturities of lease liabilities as of December 31, 2019:

(Thousands of dollars)	Operating Leases
Southwest:
2020	$756
2021	376
2022	188
2023	78
2024	56
Thereafter	74
Total lease payments	1,528
Less imputed interest	75
Total	$1,453

(Thousands of dollars)	Operating Leases	Finance Leases
Centuri:
2020	$12,225	$13,799
2021	11,235	143
2022	10,613	154
2023	8,823	87
2024	8,065	1
Thereafter	49,862	—
Total lease payments	100,823	14,184
Less imputed interest	18,649	60
Total	$82,174	$14,124

Schedule of Maturities of Finance Lease Liabilities
The following are schedules of maturities of lease liabilities as of December 31, 2019:

(Thousands of dollars)	Operating Leases
Southwest:
2020	$756
2021	376
2022	188
2023	78
2024	56
Thereafter	74
Total lease payments	1,528
Less imputed interest	75
Total	$1,453

(Thousands of dollars)	Operating Leases	Finance Leases
Centuri:
2020	$12,225	$13,799
2021	11,235	143
2022	10,613	154
2023	8,823	87
2024	8,065	1
Thereafter	49,862	—
Total lease payments	100,823	14,184
Less imputed interest	18,649	60
Total	$82,174	$14,124

Schedule of Rental and Lease Payments
As the Company and Southwest adopted Topic 842 using the optional transition method referred to in Note 1 – Background, Organization, and Summary of Significant Accounting Policies, the recent annual disclosure of rental and lease payments as of December 31, 2018 in accordance with Topic 840 is presented in the table below:

(Thousands of dollars)	2018	2017
Southwest Gas Corporation	$4,556	$4,926
Centuri	59,491	62,310
Consolidated rental payments/lease expense	$64,047	$67,236
The following is a schedule of future minimum lease payments for operating leases (with initial or remaining terms in excess of one year) as of December 31, 2018:

(Thousands of dollars)	Southwest	Centuri	Consolidated Total
2019	$898	$10,053	$10,951
2020	363	7,656	8,019
2021	299	5,760	6,059
2022	163	5,163	5,326
2023	79	3,681	3,760
Thereafter	177	10,511	10,688
Total minimum lease payments	$1,979	$42,824	$44,803

Schedule of Future Minimum Lease Payments for Operating Leases
The following is a schedule of future minimum lease payments for operating leases (with initial or remaining terms in excess of one year) as of December 31, 2018:

(Thousands of dollars)	Southwest	Centuri	Consolidated Total
2019	$898	$10,053	$10,951
2020	363	7,656	8,019
2021	299	5,760	6,059
2022	163	5,163	5,326
2023	79	3,681	3,760
Thereafter	177	10,511	10,688
Total minimum lease payments	$1,979	$42,824	$44,803